Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	$ 560,757	$ 512,025
Total capital to risk weighted assets actual ratio	0.145	0.135
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 308,449	$ 303,440
Total capital to risk weighted assets regulatory minimum capital requirement ratio	0.080	0.080
Total capital to risk weighted assets well capitalized amount	$ 385,562	$ 379,300
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 512,762	$ 466,076
Tier 1 capital to risk weighted assets actual ratio	0.133	0.123
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 231,337	$ 227,580
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 308,449	$ 303,440
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 512,693	$ 466,061
Common equity Tier 1 capital to risk weighted assets actual ratio	0.133	0.123
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 173,503	$ 170,685
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.045	0.045
Tier 1 capital to average assets actual amount	$ 512,762	$ 466,076
Tier 1 capital to average assets actual ratio	0.106	0.112
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 193,564	$ 166,712
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Wilson Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	$ 559,224	$ 509,169
Total capital to risk weighted assets actual ratio	0.145	0.134
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 308,333	$ 303,334
Total capital to risk weighted assets regulatory minimum capital requirement ratio	0.080	0.080
Total capital to risk weighted assets well capitalized amount	$ 385,417	$ 379,168
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 511,229	$ 463,220
Tier 1 capital to risk weighted assets actual ratio	0.133	0.122
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 231,250	$ 227,500
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 308,334	$ 303,333
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 511,160	$ 463,205
Common equity Tier 1 capital to risk weighted assets actual ratio	0.133	0.122
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 173,438	$ 170,625
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.045	0.045
Common equity Tier 1 capital to risk weighted assets regulatory well capitalized	$ 250,521	$ 246,458
Common equity Tier 1 capital to risk weighted assets well capitalized ratio	0.065	0.065
Tier 1 capital to average assets actual amount	$ 511,229	$ 463,220
Tier 1 capital to average assets actual ratio	0.106	0.111
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 193,492	$ 166,648
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Tier 1 capital to average assets well capitalized	$ 241,865	$ 208,310
Tier 1 capital to average assets well capitalized ratio	0.05	0.05